Intangible Assets (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2014	Mar. 31, 2014
Intangible Assets
Schedule of intangible assets

		September 30, 2014		March 31, 2014
	Amortizable	Gross Carrying	Accumulated	Gross Carrying	Accumulated
	Lives	Amount	Amortization	Amount	Amortization
		(in thousands)
Amortizable —
Customer relationships (1)	3–20 years	$761,992	$119,439	$697,405	$83,261
Pipeline capacity rights	30 years	94,800	942	—	—
Water facility development agreement	5 years	14,000	3,500	14,000	2,100
Executory contracts and other agreements	5–10 years	23,920	16,367	23,920	13,190
Non-compete agreements	2–7 years	14,412	8,302	14,161	6,388
Trade names	2–10 years	14,539	5,197	15,489	3,081
Debt issuance costs	5–10 years	53,289	12,737	44,089	8,708
Total amortizable		976,952	166,484	809,064	116,728

Non-amortizable —
Trade names		27,620		22,620
Total		$1,004,572	$166,484	$831,684	$116,728

(1)     The weighted-average remaining amortization period for customer relationship intangible assets is approximately 9 years.

		March 31, 2014		March 31, 2013
				Gross Carrying
	Amortizable	Gross Carrying	Accumulated	Amount	Accumulated
	Lives	Amount	Amortization	(Note 2)	Amortization
			(in thousands)
Amortizable -
Customer relationships (1)	3–20 years	$697,405	$83,261	$405,160	$30,959
Water facility development agreement	5 years	14,000	2,100	—	—
Lease and other agreements	5–8 years	23,920	13,190	15,210	7,018
Non-compete agreements	2–7 years	14,161	6,388	11,509	2,871
Trade names	1–10 years	15,489	3,081	2,784	326
Debt issuance costs	5–10 years	44,089	8,708	19,494	2,981
Total amortizable		809,064	116,728	454,157	44,155

Non-amortizable -
Trade names		22,620		31,430
Total		$831,684	$116,728	$485,587	$44,155

(1)         The weighted-average remaining amortization period for customer relationship intangible assets is approximately nine years.

Schedule of amortization expense

	Three Months Ended		Six Months Ended
	September 30,		September 30,
Recorded In	2014	2013	2014	2013
	(in thousands)
Depreciation and amortization	$21,711	$11,324	$42,604	$20,600
Cost of sales	1,984	949	4,121	1,574
Interest expense	2,117	1,065	4,029	2,462
Total	$25,812	$13,338	$50,754	$24,636

	Year Ended March 31,
Recorded in	2014	2013	2012
	(in thousands)
Depreciation and amortization	$60,855	$29,657	$4,538
Cost of sales	6,172	5,285	800
Interest expense	5,727	3,375	1,277
Loss on early extinguishment of debt	—	5,769	—
	$72,754	$44,086	$6,615

Schedule of expected amortization of intangible assets

Expected amortization of our intangible assets is as follows (in thousands):

Year Ending March 31,
2015 (six months)	$50,570
2016	97,432
2017	90,795
2018	86,818
2019	79,587
Thereafter	405,266
Total	$810,468

Expected amortization of our intangible assets is as follows (in thousands):
Year Ending March 31,
2015	$88,970
2016	83,449
2017	76,826
2018	72,857
2019	66,826
Thereafter	303,408
$692,336